Loans - Interest rate segmentation (Details) - AUD ($) $ in Millions	Sep. 30, 2025	Sep. 30, 2024
Financial assets
Loans	$ 851,853	$ 806,767
Gross amount
Financial assets
Loans	856,362	811,335
Gross amount | Australia
Financial assets
Loans	749,537	708,928
Gross amount | Australia | Housing
Financial assets
Loans	518,654	503,271
Gross amount | Australia | Personal
Financial assets
Loans	9,043	10,174
Gross amount | Australia | Business
Financial assets
Loans	221,840	195,483
Gross amount | New Zealand
Financial assets
Loans	94,269	94,597
Gross amount | New Zealand | Housing
Financial assets
Loans	62,672	62,484
Gross amount | New Zealand | Personal
Financial assets
Loans	1,043	1,058
Gross amount | New Zealand | Business
Financial assets
Loans	30,554	31,055
Gross amount | Other overseas
Financial assets
Loans	12,556	$ 7,810
Gross amount | Over 1 year
Financial assets
Loans	754,775
Gross amount | Over 1 year | Variable Interest Rates
Financial assets
Loans	671,111
Gross amount | Over 1 year | Fixed interest rate
Financial assets
Loans	83,664
Gross amount | Over 1 year | Australia
Financial assets
Loans	673,423
Gross amount | Over 1 year | Australia | Variable Interest Rates
Financial assets
Loans	654,579
Gross amount | Over 1 year | Australia | Fixed interest rate
Financial assets
Loans	18,844
Gross amount | Over 1 year | Australia | Housing
Financial assets
Loans	513,985
Gross amount | Over 1 year | Australia | Housing | Variable Interest Rates
Financial assets
Loans	499,981
Gross amount | Over 1 year | Australia | Housing | Fixed interest rate
Financial assets
Loans	14,004
Gross amount | Over 1 year | Australia | Personal
Financial assets
Loans	2,898
Gross amount | Over 1 year | Australia | Personal | Variable Interest Rates
Financial assets
Loans	1,644
Gross amount | Over 1 year | Australia | Personal | Fixed interest rate
Financial assets
Loans	1,254
Gross amount | Over 1 year | Australia | Business
Financial assets
Loans	156,540
Gross amount | Over 1 year | Australia | Business | Variable Interest Rates
Financial assets
Loans	152,954
Gross amount | Over 1 year | Australia | Business | Fixed interest rate
Financial assets
Loans	3,586
Gross amount | Over 1 year | New Zealand
Financial assets
Loans	73,228
Gross amount | Over 1 year | New Zealand | Variable Interest Rates
Financial assets
Loans	8,781
Gross amount | Over 1 year | New Zealand | Fixed interest rate
Financial assets
Loans	64,447
Gross amount | Over 1 year | New Zealand | Housing
Financial assets
Loans	62,520
Gross amount | Over 1 year | New Zealand | Housing | Variable Interest Rates
Financial assets
Loans	7,686
Gross amount | Over 1 year | New Zealand | Housing | Fixed interest rate
Financial assets
Loans	54,834
Gross amount | Over 1 year | New Zealand | Personal
Financial assets
Loans	213
Gross amount | Over 1 year | New Zealand | Personal | Variable Interest Rates
Financial assets
Loans	213
Gross amount | Over 1 year | New Zealand | Business
Financial assets
Loans	10,495
Gross amount | Over 1 year | New Zealand | Business | Variable Interest Rates
Financial assets
Loans	882
Gross amount | Over 1 year | New Zealand | Business | Fixed interest rate
Financial assets
Loans	9,613
Gross amount | Over 1 year | Other overseas
Financial assets
Loans	8,124
Gross amount | Over 1 year | Other overseas | Variable Interest Rates
Financial assets
Loans	7,751
Gross amount | Over 1 year | Other overseas | Fixed interest rate
Financial assets
Loans	$ 373